Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2026
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	2 years
Computer equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	4 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	4 years
Motor Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years
Software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years
Software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	8 years